Participant Loans - Additional Information (Detail) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025 USD ($) Day Year Month
EBP, Description of Plan [Line Items]
Employee benefit plan percentage of maximum amount that can be borrowed	50.00%
EBP, form 5500 caption, increment amount | $	$ 100
EBP, form 5500 caption, minimum borrowing amount | $	1,000
EBP, form 5500 caption, maximum borrowing amount | $	$ 50,000
Employee benefit plan paricipant loan repayment grace period | Day	60
Employee Benefit Plan Participant Loan Default Consequences Description	Failure of the terminated employee to set up monthly electronic loan payments or pay off the loan in full during this 60-day window generally results in a default of the loan, which is taxable income to the participant, with a possible 10 percent early withdrawal penalty.
Primary Residence Loan [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan participant loans maturity	Feb. 29, 2044
General Loan [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan participant loans maturity	Jan. 31, 2031
Minimum [Member] | Primary Residence Loan [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan participant loans term | Month	12
Employee benefit plan participant loans interest rate	3.25%
Minimum [Member] | General Loan [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan participant loans term | Month	12
Employee benefit plan participant loans interest rate	4.25%
Maximum [Member] | Primary Residence Loan [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan participant loans interest rate	9.50%
Maximum [Member] | General Loan [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan participant loans term	5
Employee benefit plan participant loans interest rate	9.50%
Acquired Primary Residence Legacy Loan [Member] | Maximum [Member] | Primary Residence Legacy Loan [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan participant loans term	30
Acquired General Legacy Loan [Member] | Maximum [Member] | Primary Residence Loan [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan participant loans term	15
Acquired General Legacy Loan [Member] | Maximum [Member] | General Legacy Loan [Member]
EBP, Description of Plan [Line Items]
Employee benefit plan participant loans term	15